Share-Based Compensation and Savings Plans (Summary of Share-Based Payment Awards Outstanding) (Details) In Millions	Jun. 30, 2011
CareFusion Awards Restricted Shares and Share Units [Member]
Held by our employees and former employees	0
CareFusion Awards Stock Options [Member]
Held by our employees and former employees	5.9
Cardinal Health Awards Restricted Shares and Share Units [Member]
Held by our employees and former employees	3.6
Held by CareFusion employees	0
Total	3.6
Cardinal Health Awards Stock Options [Member]
Held by our employees and former employees	21.8
Held by CareFusion employees	1.3
Total	23.1